Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	22,307	17	12,926	19
Amounts receivable from joint ventures and associates	404	89	339	10
Receivables related to disposals[a]	205	823	1,291	2,402
Other receivables	2,874	472	2,628	637
	25,790	1,401	17,184	3,068
Non-financial assets
Sales taxes and production taxes	1,131	474	557	504
Other receivables[b]	218	818	207	779
	1,349	1,292	764	1,283
	27,139	2,693	17,948	4,351
[a] For further information see Note 3 - Disposals and Impairment.
[b] Includes Gulf of Mexico oil spill trust fund reimbursement asset of $1 million (2020 $32 million).